Other equity instrument investments	12 Months Ended
Dec. 31, 2021
Other equity instrument investments
Other equity instrument investments
10	Other equity instrument investments

	31 December 2021	31 December 2020
Equity securities designated at FVOCI (non-recycling)
Listed equity investments at fair value	6,865	6,662
Unlisted equity investments at fair value
7.89% of Ganlong Double-track Railway Co., Ltd.	457,292	504,309
Others	264,913	153,975
Subtotal	722,205	658,284

Total	729,070	664,946

The above equity investments were irrevocably designated as at fair value through other comprehensive income as the Group considers these investments to be strategic in nature.